OFF-BALANCE SHEET ITEMS	3 Months Ended
Mar. 31, 2025
Disclosure of credit risk exposure [abstract]
OFF-BALANCE SHEET ITEMS

NOTE 34. OFF-BALANCE SHEET ITEMS
In the normal course of business, in order to meet the financing needs of customers, some transactions are processed which are recorded off-balance sheet. These instruments expose the Group to credit risk, in addition to the financing recognized in the asset. These financial instruments include commitments to extend credit, letters of credit reserve, guarantees granted and acceptances.
The same credit policies are used for agreed credits, guarantees and loan granting. Pending commitments and guarantees do not represent an unusual credit risk.
Agreed Credits
They are commitments to grant loans to a customer at a future date, subject to compliance with certain contractual agreements that, in general, have fixed maturity dates or other termination clauses, and may require payment of a commission.
Commitments are expected to expire without recourse to them. The total amounts of the agreed credits do not necessarily represent future cash requirements. The solvency of each customer is assessed on a case- by-case basis.
Guarantees Granted
The issuer bank commits itself to refund the loss to the beneficiary if the guaranteed debtor breaches their obligation at maturity date.
Documentary Export/Import Credits
They are conditional commitments issued by the Group to guarantee a customer's compliance as regards a third party.
Liabilities for Foreign Trade Operations
They are conditional commitments for foreign trade transactions.
Our exposure to the loss of credit in the event of noncompliance by the other party in the financial instrument is represented by the notional contractual amount of the same investments.
The credit exposure for these transactions is detailed below:

Item	03.31.25	12.31.24
Agreed Credits	1,225,217,350	1,166,871,058
Documentary Export/Import Credits	85,829,448	132,663,267
Guarantees Granted	1,115,640,263	1,000,981,228
Liabilities for Foreign Trade Operations	101,729,079	80,409,381
The fees related to the aforementioned items, as of the indicated dates, were as follows:

Item	03.31.25	03.31.24
For Agreed Credits	407,001	65,029
For Documented Export and Import Credits	486,737	447,837
For Guarantees Granted	1,455,906	1,666,224
The expected credit loss for the aforementioned items, as of the indicated dates, is detailed below:

Item	03.31.25	12.31.24
For Agreed Credits	1,386,029	1,054,888
For Documented Export and Import Credits	3,132,666	2,256,608
For Guarantees Granted	18,201,323	14,730,099
Liabilities for Foreign Trade Operations	21,140	620,991
The credit risk of these instruments is essentially the same as that involved in extending credit facilities to customers.
To provide guarantees to our clients, in certain circumstances, counter-guarantees may be required. The amounts, by type, are as follows:

Item	03.31.25	12.31.24
Other preferred guarantees received	23,167,028	28,670,271
Other guarantees received	—	—
Additionally, checks to be debited and to be credited, as well as other elements in the collection process, such as notes, invoices and sundry items, are recorded in memorandum accounts until the related instrument is approved or accepted.
The risk of loss in these offsetting transactions is not significant.

Item	03.31.25	12.31.24
Values to be Debited	269,777,995	285,802,721
Values to be Credited	241,614,071	265,571,211
Collection Values	1,568,750,538	1,588,997,510
The Group acts as trustee under trust agreements to guarantee obligations derived from various contracts between parties; The amounts registered in the trust fund and the securities held in escrow, as of the indicated dates, are as follows:

Item	03.31.25	12.31.24
Trust Funds	23,805,101	24,793,033
Securities held in Escrow	51,362,189,200	47,523,085,445
These trusts are not consolidated because the Group does not exercise control over them.